Expense Example - AB HIGH INCOME FUND INC	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 509
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	1,441
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264	[1]
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,710
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 713

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.